STATEMENT OF INVESTMENTS
November 30, 2023 (Unaudited)

Description Shares Value ($)
Common Stocks – 99.5%
Consumer Discretionary Distribution & Retail – 0.5%
Chewy, Inc., Class A
(a)
2,969 51,720
Consumer Durables & Apparel – 5.7%
Garmin Ltd. 981 119,918
Lululemon Athletica, Inc.
(a)
678 302,930
Peloton Interactive, Inc., Class A
(a)
28,280 160,065
582,913
Consumer Services – 3.4%
Airbnb, Inc., Class A
(a)
1,398 176,623
DraftKings, Inc., Class A
(a)
4,416 168,868
345,491
Energy – 3.2%
Cactus, Inc., Class A 7,721 328,065
Financial Services – 5.8%
Ares Management Corp., Class A 3,034 340,566
Block, Inc.
(a)
4,013 254,545
595,111
Food, Beverage & Tobacco – 3.9%
Celsius Holdings, Inc.
(a)
1,761 87,187
Freshpet, Inc.
(a)
3,150 223,492
Vital Farms, Inc.
(a)
6,799 90,563
401,242
Health Care Equipment & Services – 13.1%
Align Technology, Inc.
(a)
866 185,151
DexCom, Inc.
(a)
3,080 355,802
Inspire Medical Systems, Inc.
(a)
899 130,634
Intuitive Surgical, Inc.
(a)
655 203,600
iRhythm Technologies, Inc.
(a)
1,372 117,004
Outset Medical, Inc.
(a)
7,531 39,462
Privia Health Group, Inc.
(a)
5,953 122,989
TransMedics Group, Inc.
(a)
2,484 187,989
1,342,631
Materials – 1.1%
Albemarle Corp. 971 117,753
Media & Entertainment – 12.6%
Alphabet, Inc., Class C
(a)
4,155 556,437
Liberty Media Corp.-Liberty Formula One, Class C
(a)
2,727 173,601
Netflix, Inc.
(a)
742 351,686
Trade Desk, Inc. (The), Class A
(a)
3,052 215,044
1,296,768
Pharmaceuticals, Biotechnology & Life Sciences – 23.3%
10X Genomics, Inc., Class A
(a)
2,882 125,425
Alnylam Pharmaceuticals, Inc.
(a)
1,045 175,821

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 99.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 23.3% (continued)
Ascendis Pharma A/S, ADR
(a)
2,229 223,858
BioMarin Pharmaceutical, Inc.
(a)
2,736 249,195
Crinetics Pharmaceuticals, Inc.
(a)
4,507 143,278
Cytokinetics, Inc.
(a)
4,005 134,087
Denali Therapeutics, Inc.
(a)
5,092 94,304
Illumina, Inc.
(a)
1,534 156,391
Insmed, Inc.
(a)
10,879 272,193
Keros Therapeutics, Inc.
(a)
2,185 66,293
Pacific Biosciences of California, Inc.
(a)
11,878 100,725
Prothena Corp. PLC
(a)
1,993 64,932
Repligen Corp.
(a)
1,319 207,413
Sarepta Therapeutics, Inc.
(a)
1,577 128,179
Twist Bioscience Corp.
(a)
7,778 187,061
Xenon Pharmaceuticals, Inc.
(a)
1,723 63,027
2,392,182
Real Estate Management & Development – 4.1%
CoStar Group, Inc.
(a)
5,112 424,501
Semiconductors & Semiconductor Equipment – 7.6%
NVIDIA Corp. 1,673 782,462
Software & Services – 15.2%
DoubleVerify Holdings, Inc.
(a)
5,288 175,562
Dynatrace, Inc.
(a)
4,290 229,729
MongoDB, Inc.
(a)
536 222,837
Shopify, Inc., Class A
(a)
3,323 241,981
Snowflake, Inc., Class A
(a)
1,906 357,718
Twilio, Inc., Class A
(a)
5,256 339,958
1,567,785
Total Common Stocks (cost $9,909,831) 10,228,624
Investment Companies – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.32%
(b)(c)
(cost $53,346) 53,346 53,346
Total Investments (cost $9,963,177) 100.0% 10,281,970
Liabilities, Less Cash and Receivables 0.0% (2,753)
Net Assets 100.0% 10,279,217
ADR—American Depositary Receipt
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of November 30, 2023.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Innovators ETF (the “fund”)
is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of November 30, 2023 in valuing the fund’s investments:

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed with the SEC on Form N-CSR.
At November 30, 2023, accumulated net unrealized appreciation on investments was
$318,793, consisting of gross appreciation of $1,436,998 and gross depreciation of
$1,118,205.
At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 10,228,624 — — 10,228,624
Investment Companies 53,346 — — 53,346
†
See Statement of Investments for additional detailed categorizations, if any.